Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Schedule of Impact of Athene Transaction
The following table summarizes the impact of the Athene Reinsurance Transaction on the Consolidated Income Statements (in millions):

December 31, 2020
Contractual ceding commission	$1,202
Cost of reinsurance write-off (1)	(2,520)
DAC and DSI write-off	(764)
Total pretax loss on Athene Reinsurance Transaction	$(2,082)
(1) Cost of reinsurance reflects the net impact of the fair value of assets of $30.1 billion and ceded reserves of $27.6 billion.

Schedule of Components of Reinsurance Recoverable, and Premiums and Benefits
The effect of reinsurance on premiums and benefits was as follows (in millions, recast for the adoption of LDTI for 2022 and 2021):

	For the Years Ended December 31,
	2022	2021	2020
Premiums
Direct	$360	$407	$336
Assumed	40	42	47
Ceded	(268)	(301)	(196)
Total premium	$132	$148	$187

Benefits
Direct	$1,718	$1,500	$1,611
Assumed	868	880	749
Ceded	(921)	(830)	(666)
Change in reserves, net of reinsurance	(603)	(625)	(332)
Total benefits	$1,062	$925	$1,362
Components of the Company’s reinsurance recoverable excluding market risk benefits were as follows (in millions, recast for the adoption of LDTI):

	December 31,
	2022	2021
Reserves:
Life	$5,307	$5,724
Accident and health	482	712
Annuity benefits (1)	22,470	25,572
Claims liability and other product lines	787	826
Total	$29,046	$32,834
(1) Other annuity benefits primarily attributable to fixed and fixed index annuities reinsured with Athene.
Market Risk Benefit, Activity
The following table presents the impact of the adoption of LDTI, as of the transition date, on market risk benefits, net (in millions):

	Variable	Other
	Annuities	Product Lines	Total
Balance, December 31, 2020 - Carrying amount of MRBs under prior guidance	$7,306	$74	$7,380
Adjustment for reversal of AOCI adjustments	(27)	(48)	(75)
Cumulative effect of the changes in non-performance risk between the original contract issuance date and the transition date	(743)	(6)	(749)
Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs	3,372	72	3,444
Balance, January 1, 2021 - Market risk benefits, net, at fair value	$9,908	$92	$10,000
The following table presents the impact of the adoption of LDTI, as of the transition date, on reinsurance recoverable on market risk benefits at fair value (in millions):

	Variable	Other
	Annuities	Product Lines	Total
Balance, December 31, 2020 - Carrying amount of MRBs under prior guidance	$340	$67	$407
Adjustment for reversal of AOCI adjustments	—	(47)	(47)
Cumulative difference between 12/31/2020 carrying amount and fair value measurement for the MRBs	28	83	111
Balance, January 1, 2021 - Reinsurance recoverable on market risk benefits at fair value	$368	$103	$471
Components of the Company’s reinsurance recoverable on market risk benefits were as follows (in millions, recast for the adoption of LDTI):

	December 31,
	2022	2021
Variable annuity	$183	$284
Other product lines	38	99
Total	$221	$383
The following table presents a roll-forward of Closed Block Life additional liabilities for annuitization, death and other insurance benefits (in millions):

	Years Ended December 31,
	2022	2021
Balance, beginning of year	$1,173	$1,185
Beginning of period cumulative effect of changes in shadow adjustments	(14)	(37)
Beginning balance excluding shadow	1,159	1,148
Effect of changes in cash flow assumptions	6	—
Effect of actual variances from expected experience	58	57
Issuances	—	—
Interest accrual	56	56
Net assessments collected	(107)	(102)
Effect of changes in discount rate assumptions	—	—
Ending balance excluding shadow	1,172	1,159
End of period cumulative effect of changes in shadow adjustments	(41)	14
Balance, end of year	$1,131	$1,173

The following table presents the weighted average duration of Closed Block Life additional liabilities for annuitization, death and other insurance benefits. The weighted average duration represents average cohort-level duration weighted by the benefit reserves amount:

	December 31,
	2022	2021
Weighted average duration (years)	8.1	7.7
The following table presents assessments and interest expense of Closed Block Life additional liabilities for annuitization, death and other insurance benefits recognized in the Consolidated Income Statements (in millions):

	Assessments		Interest Expense
	Years Ended December 31,		Years Ended December 31,
	2022	2021	2022	2021
Additional liability for annuitization, death and other insurance benefits	$(107)	$(102)	$56	$56

The following table presents the weighted average current discount rate of Closed Block Life additional liabilities for annuitization, death and other insurance benefits, applied at the cohort level weighted by reserve benefit amount:

	December 31,
	2022	2021
Weighted average current discount rate	4.96%	4.93%
The following table presents the reconciliation of the market risk benefits balance in the Consolidated Balance Sheets (in millions):

	December 31, 2022			December 31, 2021
	Variable	Other		Variable	Other
	Annuities	Product Lines	Total	Annuities	Product Lines	Total
Market risk benefit - (assets)	$(4,856)	$(9)	$(4,865)	$(1,658)	$(6)	$(1,664)
Market risk benefit - liabilities	5,623	39	5,662	7,939	94	8,033
Market risk benefit - net liabilities	$767	$30	$797	$6,281	$88	$6,369
The following table presents the roll-forward of the net (assets) liabilities of the market risk benefits for variable annuities (in millions):

	Years Ended December 31,
	2022	2021
Net liability balance, beginning of year	$6,281	$9,908
Net liability beginning of year cumulative effect of changes in non-performance risk	326	743
Net liability balance, beginning of year, before effect of changes in non-performance risk	6,607	10,651
Effect of changes in interest rates	(14,137)	(3,193)
Effect of fund performance	6,432	(2,388)
Effect of changes in equity index volatility	1,576	(45)
Effect of expected policyholder behavior	532	412
Effect of actual policyholder behavior different from expected	(230)	(747)
Effect of time	1,707	1,901
Effect of changes in assumptions	465	16
Net liability balance, end of year, before effect of changes in non-performance risk	2,952	6,607
Net liability end of year cumulative effect of changes in non-performance risk	(2,185)	(326)
Net liability balance, end of year, gross	767	6,281

Reinsurance recoverable on market risk benefits at fair value, end of year	(183)	(284)
Net liability balance, end of year, net of reinsurance	584	5,997

Weighted average attained age (years) (1)	69	68
Net amount at risk (2)	$15,592	$3,404
(1) Weighted-average attained age is defined as the average age of policyholders weighted by account value.
(2) Net amount at risk (NAR) is defined as of the valuation date for each contract as the greater of Death Benefit NAR (DBNAR) and Living Benefit NAR (LBNAR), as applicable, where DBNAR is the GMDB benefit base in excess of the account value, and the LBNAR is the actuarial present value of guaranteed living benefits in excess of the account value.

Schedule of Sources of Income Related to Funds Withheld Under Reinsurance Treaties
The sources of net investment income were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Debt securities (1)	$1,076	$1,154	$1,617
Equity securities	(16)	8	(14)
Mortgage loans	285	319	365
Policy loans	69	73	79
Limited partnerships	144	795	105
Other investment income	49	13	12
Total investment income excluding funds withheld assets	1,607	2,362	2,164
Investment expenses	(100)	(126)	(138)
Net investment income excluding funds withheld assets	1,507	2,236	2,026

Net investment income on funds withheld assets (see Note 8)	1,254	1,188	792
Net investment income	$2,761	$3,424	$2,818
(1) Includes changes in fair value gains (losses) on trading securities and includes $(149) million, $26 million and $(25) million for the years ended December 31, 2022, 2021 and 2020, respectively, related to the change in fair value for securities carried under the fair value option.
The following assets and liabilities were held in support of reserves associated with the Company’s funds withheld reinsurance agreements and were reported in the respective financial statement line items in the Consolidated Balance Sheets (in millions):

	December 31,
	2022	2021
Assets
Debt securities, available-for-sale	$13,622	$19,094
Debt securities, at fair value under the fair value option	159	164
Equity securities	77	116
Mortgage loans	4,127	4,739
Mortgage loans, at fair value under the fair value option	582	—
Policy loans	3,435	3,483
Freestanding derivative instruments, net	78	37
Other invested assets	793	715
Cash and cash equivalents	260	438
Accrued investment income	166	162
Other assets and liabilities, net	(73)	(56)
Total assets (1)	$23,226	$28,892

Liabilities
Funds held under reinsurance treaties (2)	$22,957	$29,007
Total liabilities	$22,957	$29,007
(1)     Certain assets are reported at amortized cost while the fair value of those assets is reported in the embedded derivative in the funds withheld liability.
(2) Includes funds withheld embedded derivative asset (liability) of $3,158 million and $(120) million at December 31, 2022 and 2021, respectively.
The sources of income related to funds withheld under reinsurance treaties reported in net investment income in the Consolidated Income Statements were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Debt securities (1)	$680	$762	$490
Equity securities	(34)	5	2
Mortgage loans (2)	231	179	51
Policy loans	312	314	315
Limited partnerships	149	35	—
Other investment income	1	—	—
Total investment income on funds withheld assets	1,339	1,295	858
Other investment expenses on funds withheld assets (3)	(85)	(107)	(66)
Total net investment income on funds withheld reinsurance treaties	$1,254	$1,188	$792

(1) Includes $(10) million, $(3) million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively, related to the change in fair value for securities carried under the fair value option.
(2) Includes $(7) million for the year ended December 31, 2022, and nil for the years ended December 31, 2021 and 2020 respectively, related to the change in fair value for mortgage loans carried under the fair value option.
(3)    Includes management fees.

Schedule of Gains And Losses On Funds Withheld Reinsurance Treaties
The gains and losses on funds withheld reinsurance treaties as a component of net gains (losses) on derivatives and investments in the Consolidated Income Statements were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Available-for-sale securities
Realized gains on sale	$43	$536	$2,074
Realized losses on sale	(54)	(52)	(12)
Credit loss expense	(26)	(1)	—
Gross impairments	—	—	(2)
Credit loss expense on mortgage loans	15	23	(47)
Other	(62)	(29)	4
Net gains (losses) on non-derivative investments	(84)	477	2,017
Net gains (losses) on derivative instruments	93	58	(228)
Net gains (losses) on funds withheld payable under reinsurance treaties (1)	2,177	(556)	(1,349)
Total net gains (losses) on derivatives and investments	$2,186	$(21)	$440

(1) Includes the Athene Embedded Derivative gain (loss) of $3,278 million, $707 million and $(827) million for the years ended December 31, 2022, 2021 and 2020, respectively.